SUPPLEMENT TO PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION

                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                    SEPARATE ACCOUNT 1 AND SEPARATE ACCOUNT 2



                   This Supplement is dated as of May 1, 1999.

         The Prospectuses and Statements of Additional Information of Western-Southern Life Assurance Company Separate Account 1 and Separate Account 2, each dated May 1, 1999, are hereby amended and supplemented with the following information.

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The following Sub-Accounts of the Variable Account will not be available for allocation of new purchase payments or for transfers of any kind from other Sub-Accounts until May 17, 1999:


AIM V. I. Growth                            PIMCO Long-Term U.S. Government Bond
AIM V.I. Government Securities              Touchstone Small Cap Value
Alger American Growth Small Capitalization  Touchstone High Yield
Alger American Growth                       Touchstone Enhanced 30
MFS VIT Emerging Growth
MFS VIT Growth with Income


The above Sub-Accounts will be made available following May 17 as soon as we receive the necessary state approvals.